Expense Example	Aug. 28, 2026 USD ($)
VegaShares AI Advanced Chip Packaging ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
VegaShares AI Inference Infrastructure ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
VegaShares AI On-Devices ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240